Investee Companies and Other Investments (Pumped Storage, The Talmei Plant and The Talasol Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Millions	1 Months Ended		6 Months Ended
	May 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 ILS (₪)	May 30, 2023 ILS (₪)
Manara Pumped Storage Project [Member]
Disclosure of subsidiaries [line items]
Borrowings	€ 20,845				₪ 83,000
Agency and commitment fees			€ 10,028	₪ 40,300
Agency and commitment fees include other long term receivables			8,461	34,000
Capitalized to amounts drawn from project			€ 1,567	₪ 6,300
Manara Pumped Storage Project [Member] | Tranches One [Member]
Disclosure of subsidiaries [line items]
Borrowings	€ 19,210				₪ 76,490
Interest rate	4.49%				4.49%
Interest rate under construction period	3.11%
Manara Pumped Storage Project [Member] | Tranches Two [Member]
Disclosure of subsidiaries [line items]
Borrowings	€ 1,635				₪ 6,510
Interest rate	4.35%				4.35%
Interest rate under construction period	3.90%
Solar Photovoltaic Projects With 26 And 20 Mw Dc [Member]
Disclosure of subsidiaries [line items]
Range of expected construction period for photovoltaic projects		8-10 months
First solar photovoltaic projects with an aggregated installed capacity of 26 MW DC [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Total Capital Costs		$ 30
Capital Costs Company Share		19
First solar photovoltaic projects with an aggregated installed capacity of 26 MW DC [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Total Capital Costs		32
Capital Costs Company Share		21
Additional photovoltaic projects with an aggregated installed capacity of 20 MW DC [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Total Capital Costs		24
Capital Costs Company Share		15
Additional photovoltaic projects with an aggregated installed capacity of 20 MW DC [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Total Capital Costs		26
Capital Costs Company Share		$ 17